PRIOR PERIOD MISSTATEMENTS (Details Narrative)	9 Months Ended
Sep. 30, 2020 USD ($)
Prior Period Misstatements
Understatement of expenses	$ 49,174
Understatement of accounts receivable and revenue	17,041
[custom:DecreaseToNetCashUsedInOperatingActivities]	$ 25,125